Note 1 - Description of Business	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Description of Business

GeoVax Labs, Inc. (“GeoVax” or the “Company”), is a clinical-stage biotechnology company developing human vaccines using our novel vaccine platform. Our vaccine delivery technology generates virus-like particles (VLPs) that are effective at eliciting safe and effective immune responses. Our current development programs are focused on vaccines against Human Immunodeficiency Virus (HIV), hemorrhagic fever viruses (Ebola, Marburg, and Lassa) and Zika virus, and for use in cancer immunotherapy. We believe our technology and vaccine development expertise is well-suited for a variety of human infectious diseases and we intend to pursue further expansion of our product pipeline. Our HIV vaccine technology was developed in collaboration with Emory University, the National Institutes of Health (NIH), and the
Centers for Disease Control and Prevention (CDC) and is exclusively licensed to us.
GeoVax is incorporated under the laws of the State of Delaware and our principal offices are located in Smyrna, Georgia (metropolitan Atlanta area).

Our vaccine development activities have been, and continue to be, financially supported by the U.S. government. This support has been both in the form of research grants awarded directly to us, as well as indirect support for preclinical animals studies and for the conduct of our human clinical trials.

We operate in a highly regulated and competitive environment. The manufacturing and marketing of pharmaceutical products require approval from, and are subject to, ongoing oversight by the Food and Drug Administration (FDA) in the United States, by the European Medicines Agency (EMA) in the European Union, and by comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain and may take many years and may involve expenditure of substantial resources. Our goal is to build a profitable company by generating income from products we develop and commercialize, either alone or with one or more potential strategic partners.